Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Voyage revenues:	$ 546,120	$ 644,135	$ 597,452
EXPENSES:
Voyage expenses	198,078	145,267	125,802
Charter hire expense	30,056	21,602	10,822
Vessel operating expenses	173,277	179,205	180,233
Depreciation and amortization	143,253	137,100	139,424
General and administrative expenses	29,130	29,040	27,696
Loss on sale of vessels (Note 4)	5,817	6,451	0
Impairment charges (Note 3, 4)	86,368	28,776	27,613
Total expenses	665,979	547,441	511,590
Operating (loss) income	(119,859)	96,694	85,862
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(31,407)	(70,579)	(74,723)
Interest income	703	1,071	3,694
Other, net	(18)	36	(825)
Total other expenses, net	(30,722)	(69,472)	(71,854)
Net (loss) income	(150,581)	27,222	14,008
Less: Net (income) loss attributable to the non-controlling interest	(820)	(3,220)	1,118
Net (loss) income attributable to Tsakos Energy Navigation Limited	(151,401)	24,002	15,126
Effect of preferred dividends (Note 10)	(33,603)	(36,579)	(40,400)
Deemed dividend on Series B Preferred Shares (Note 10)	0	0	(2,750)
Deemed dividend on Series C Preferred Shares (Note 10)	0	(2,493)	0
Deemed dividend on partially redeemed Series G Convertible Preferred Shares (Note 10)	(2,171)	0	0
Net loss attributable to common stockholders of Tsakos Energy Navigation Limited	$ (187,175)	$ (15,070)	$ (28,024)
Loss per share, basic and diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ (9.53)	$ (0.80)	$ (1.58)
Weighted average number of shares, basic and diluted	19,650,307	18,768,599	17,751,585